PIA MBS Bond Fund
PIA MBS Bond Fund
Investment Objective
The MBS Bond Fund’s investment objective is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Bond Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	PIA MBS Bond Fund Managed Account Completion Shares USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PIA MBS Bond Fund Managed Account Completion Shares
Management Fees	none	[1]
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.39%	[2]
Less: Expense Reimbursement	(0.16%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.23%
[1]	Pacific Income Advisers, Inc. (the "Adviser') will not charge a fee for its advisory services to the MBS Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement shown in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the MBS Bond Fund and does not include acquired fund fees and expenses ("AFFE").
[3]	The Adviser has agreed to temporarily pay for all operating expenses (excluding AFFE incurred by the Fund through at least March 29, 2019 to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.23% of the Fund's average daily net assets (the "temporary expense limitation"). The temporary expense limitation may be discontinued at any time by the Board of Trustees. The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. The table shows the net expenses of the Fund as 0.23% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the MBS Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
PIA MBS Bond Fund | Managed Account Completion Shares | USD ($)	24	109	203	477

Portfolio Turnover
The MBS Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including commercial mortgage-backed securities.  In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS Index, although there is no guarantee that the Adviser will be able to do so.  The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).  The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the Fund’s portfolio.  The duration of the Fund will generally be in a range of plus or minus one year of the effective duration of the MBS Index.

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks.  The Fund may also utilize the “To Be Announced” (“TBA”) market for mortgage-backed securities for up to 100% of its net assets.  The TBA market allows investors to gain exposure to mortgage-backed securities with certain broad characteristics (maturity, coupon, etc.) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy a substantially similar TBA security for next month settlement.  The Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities.  The Fund may also invest up to 20% of its net assets in asset-backed securities.

The MBS Bond Fund’s annual portfolio turnover rate will generally exceed 100%.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the MBS Bond Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

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Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

●	Management Risk. The MBS Bond Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

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Interest Rate Risk.   The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level if interest rate risk.

●	Credit Risk. The issuers of the bonds and other debt securities held by the MBS Bond Fund may not be able to make interest or principal payments.

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Prepayment Risk.  Issuers of securities held by the MBS Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

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Extension Risk.    An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

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Risks Associated with Mortgage-Backed Securities.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above), as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

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Risks Associated with Real Estate and Regulatory Actions.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“Standard & Poor’s”) and/or Fitch Ratings, Inc. (“Fitch”), if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

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Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

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Derivatives Risk.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.  Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

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TBA Securities Risk.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

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Dollar Roll Risk.  Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time.  If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation.  In addition, the Fund earns interest by investing the transaction proceeds during the roll period.  Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

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Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

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Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

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Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

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Asset-Backed Securities Risks.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

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Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the MBS Bond Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Performance
The following performance information provides some indication of the risks of investing in the MBS Bond Fund.  The bar chart shows the annual returns for the Fund from year to year.  The table shows how the Fund’s average annual returns for the 1-year, 5, 10 and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the MBS Bond Fund’s highest total return for a quarter was 4.22% (quarter ended December 31, 2008) and the lowest total return for a quarter was ‑2.02% (quarter ended December 31, 2016).

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Returns - PIA MBS Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Managed Account Completion Shares	PIA MBS Bond Fund Return Before Taxes	2.35%	1.92%	3.70%	4.08%	Feb. 28, 2006
After Taxes on Distributions | Managed Account Completion Shares	PIA MBS Bond Fund Return After Taxes on Distributions	1.14%	0.67%	2.06%	2.43%
After Taxes on Distributions and Sale of Fund Shares | Managed Account Completion Shares	PIA MBS Bond Fund Return after Taxes on Distributions and Sale of Fund Shares	1.32%	0.89%	2.23%	2.53%
Bloomberg Barclays U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	2.48%	2.04%	3.87%	4.22%	Feb. 28, 2006

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.